Other investments (Tables)	6 Months Ended
Jun. 30, 2022
Other investments
end of	2Q22	1Q22	4Q21
Other investments (CHF million)
Equity method investments	1,660	1,657	1,644
Equity securities (without a readily determinable fair value) [1]	3,351	3,343	3,317
of which at net asset value	71	66	54
of which at measurement alternative	342	346	347
of which at fair value	2,890	2,884	2,869
of which at cost less impairment	48	47	47
Real estate held-for-investment [2]	87	75	76
Life finance instruments [3]	685	719	789
Total other investments	5,783	5,794	5,826
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2Q22, 1Q22 and 4Q21, real estate held for investment included foreclosed or repossessed real estate of CHF 21 million, CHF 6 million and CHF 9 million, respectively, of which CHF 21 million, CHF 6 million and CHF 6 million, respectively were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	6M22	Cumulative	6M21
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(4)	(47)	(5)
Upward adjustments	0	138	0

Bank
Other investments
end of	6M22	2021
Other investments (CHF million)
Equity method investments	1,652	1,636
Equity securities (without a readily determinable fair value) [1]	3,349	3,315
of which at net asset value	70	53
of which at measurement alternative	340	345
of which at fair value	2,891	2,869
of which at cost less impairment	48	48
Real estate held-for-investment [2]	47	48
Life finance instruments [3]	685	789
Total other investments	5,733	5,788
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 6M22 and 2021, real estate held for investment included foreclosed or repossessed real estate of CHF 21 million and CHF 9 million, respectively, of which CHF 21 million and CHF 6 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M22	Cumulative	6M21
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(4)	(47)	(5)
Upward adjustments	0	138	0